Summary of Significant Accounting Policies - Other (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Summary of Significant Accounting Policies
Unrealized (loss) gain on derivative instruments	$ (2,802)	$ 2,372	$ (10,087)	$ 5,882	$ 8,178	$ 3,581
Gains/Losses related to changes in fair value of warrant liabilities	5,215		5,215
Right-of-use operating lease assets	10,886		10,886
Lease liabilities recognized	11,003		11,003
Green coffee associated with forward contracts
Summary of Significant Accounting Policies
Unrealized (loss) gain on derivative instruments	$ 600	$ 3,300	$ 8,100	$ 5,900
ASU 2016-02
Summary of Significant Accounting Policies
Practical expedients election					true
ASU 2016-02 | Adjustment
Summary of Significant Accounting Policies
Right-of-use operating lease assets					$ 13,000		$ 17,000
Lease liabilities recognized					$ 13,000		$ 17,000